Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-1220
1.9867676.105

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 11.3%
Interactive Media & Services - 11.3%
Alphabet, Inc. Class A (a)	306,061	$494,628,243
Facebook, Inc. Class A (a)	1,474,027	387,831,244
		882,459,487
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.1%
Gentex Corp.	444,283	12,293,311
Distributors - 0.3%
Pool Corp.	72,458	25,347,982
Hotels, Restaurants & Leisure - 0.6%
Hilton Worldwide Holdings, Inc.	503,048	44,172,645
Wingstop, Inc.	53,674	6,243,896
		50,416,541
Household Durables - 0.7%
Garmin Ltd.	263,396	27,398,452
NVR, Inc. (a)	6,278	24,817,499
		52,215,951
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (a)	34,672	105,269,393
The Booking Holdings, Inc. (a)	74,263	120,491,718
		225,761,111
Specialty Retail - 4.3%
O'Reilly Automotive, Inc. (a)	36,252	15,827,623
The Home Depot, Inc.	1,187,726	316,778,401
		332,606,024

TOTAL CONSUMER DISCRETIONARY		698,640,920

CONSUMER STAPLES - 11.6%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	330,881	23,065,715
Monster Beverage Corp. (a)	678,291	51,936,742
		75,002,457
Household Products - 8.1%
Church & Dwight Co., Inc.	446,136	39,433,961
Clorox Co.	226,975	47,040,569
Colgate-Palmolive Co.	1,554,039	122,598,137
Kimberly-Clark Corp.	617,871	81,923,516
Procter & Gamble Co.	2,499,563	342,690,087
		633,686,270
Tobacco - 2.6%
Philip Morris International, Inc.	2,825,176	200,644,000

TOTAL CONSUMER STAPLES		909,332,727

FINANCIALS - 5.9%
Capital Markets - 3.4%
Ameriprise Financial, Inc.	221,962	35,698,148
Eaton Vance Corp. (non-vtg.)	206,709	12,359,131
FactSet Research Systems, Inc.	68,713	21,060,535
Lazard Ltd. Class A	204,596	6,888,747
LPL Financial	143,087	11,436,944
MarketAxess Holdings, Inc.	68,782	37,063,181
Moody's Corp.	292,564	76,915,076
SEI Investments Co.	225,456	11,081,162
T. Rowe Price Group, Inc.	412,853	52,291,961
		264,794,885
Diversified Financial Services - 0.1%
Cannae Holdings, Inc. (a)	153,506	5,676,652
Insurance - 2.4%
Aon PLC	419,272	77,150,241
Erie Indemnity Co. Class A	33,521	7,806,035
Primerica, Inc.	73,987	8,156,327
Progressive Corp.	1,061,934	97,591,735
		190,704,338

TOTAL FINANCIALS		461,175,875

HEALTH CARE - 15.8%
Biotechnology - 3.1%
Amgen, Inc.	327,329	71,010,753
Biogen, Inc. (a)	296,078	74,632,381
Regeneron Pharmaceuticals, Inc. (a)	183,008	99,475,828
		245,118,962
Health Care Equipment & Supplies - 1.9%
Edwards Lifesciences Corp. (a)	1,124,286	80,600,063
IDEXX Laboratories, Inc. (a)	154,098	65,463,912
		146,063,975
Health Care Technology - 0.5%
Cerner Corp.	552,195	38,703,348
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	69,350	17,504,634
ICON PLC (a)	95,270	17,177,181
Illumina, Inc. (a)	266,709	78,065,724
Mettler-Toledo International, Inc. (a)	43,377	43,286,342
		156,033,881
Pharmaceuticals - 8.3%
Jazz Pharmaceuticals PLC (a)	99,661	14,361,150
Merck & Co., Inc.	3,657,252	275,061,923
Pfizer, Inc.	6,254,270	221,901,500
Zoetis, Inc. Class A	861,708	136,623,803
		647,948,376

TOTAL HEALTH CARE		1,233,868,542

INDUSTRIALS - 6.6%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	447,750	156,770,708
Building Products - 0.2%
A.O. Smith Corp.	245,111	12,669,788
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	203,552	48,266,250
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	174,296	64,723,077
Machinery - 1.8%
IDEX Corp.	133,990	22,830,556
Illinois Tool Works, Inc.	521,622	102,175,317
Snap-On, Inc.	98,617	15,535,136
		140,541,009
Professional Services - 0.2%
Robert Half International, Inc.	207,928	10,539,870
Road & Rail - 0.1%
Landstar System, Inc.	69,519	8,669,019
Trading Companies & Distributors - 0.9%
Fastenal Co.	1,039,293	44,928,636
W.W. Grainger, Inc.	76,863	26,903,587
		71,832,223

TOTAL INDUSTRIALS		514,011,944

INFORMATION TECHNOLOGY - 37.4%
Communications Equipment - 0.3%
Arista Networks, Inc. (a)(b)	97,522	20,372,346
IT Services - 10.0%
Automatic Data Processing, Inc.	779,760	123,170,890
MasterCard, Inc. Class A	952,816	275,020,810
Paychex, Inc.	579,242	47,642,655
VeriSign, Inc. (a)	182,012	34,709,688
Visa, Inc. Class A (b)	1,643,185	298,583,146
		779,127,189
Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.	4,618,904	204,525,069
Texas Instruments, Inc.	1,665,159	240,765,340
		445,290,409
Software - 12.8%
Adobe, Inc. (a)	613,925	274,485,868
Check Point Software Technologies Ltd. (a)	203,224	23,078,117
Fortinet, Inc. (a)	243,429	26,867,259
Manhattan Associates, Inc. (a)	115,206	9,850,113
Microsoft Corp.	3,092,499	626,138,273
Paycom Software, Inc. (a)	87,531	31,869,162
Qualys, Inc. (a)	60,789	5,340,314
		997,629,106
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	6,210,792	676,106,816

TOTAL INFORMATION TECHNOLOGY		2,918,525,866

MATERIALS - 1.1%
Chemicals - 1.1%
Ecolab, Inc.	448,677	82,372,610
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CoreSite Realty Corp.	73,131	8,728,916
Simon Property Group, Inc.	554,732	34,842,717
		43,571,633
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	589,713	29,721,535

TOTAL REAL ESTATE		73,293,168

TOTAL COMMON STOCKS
(Cost $6,045,773,125)		7,773,681,139
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $179,997)	180,000	179,999
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.10% (d)	25,521,492	$25,526,596
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	27,638,211	27,640,975
TOTAL MONEY MARKET FUNDS
(Cost $53,167,571)		53,167,571
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $6,099,120,693)		7,827,028,709
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(17,667,938)
NET ASSETS - 100%		$7,809,360,771

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	220	Dec. 2020	$35,911,700	$(692,034)	$(692,034)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $179,999.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $2,185,818 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,243
Fidelity Securities Lending Cash Central Fund	21,058
Total	$27,301

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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